Issued Capital and Reserves (Tables)	9 Months Ended
Sep. 30, 2021
Issued Capital and Reserves
Schedule of number of shares issued and outstanding

Common shares issued and outstanding at December 31, 2020	180,460,565
Follow-on Public Offering	5,750,000
Share option exercises between January and September 2021	845,091
Treasury shares	(3,032)
Common shares issued and outstanding at September 30, 2021	187,052,624